Investments - Schedule of Equity Method Investments (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Equity method investments		¥ 460,899	¥ 448,688
PT.TIRTA Finance [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	[1]		24,946
Hubei Consumption Financial Company (“Hubei Consumption”) [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	[2]	459,213	420,697
Others [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments		¥ 1,686	¥ 3,045

[1]	In June 2021, the Group sold 40% of PT.TIRTA Finance to Trusty Cars Pte. Ltd (a third party) and 5% of PT.TIRTA Finance to PT SAHABAT MITRA (a third party), and therefore deconsolidated PT.TIRTA Finance and recorded a loss of RMB582. The fair value on the day of disposal was RMB 49,927 using the asset-based method based on various assumptions, e.g. Fair market, going concern, policy stability, etc. In May 2024, the Group sold 40% of PT.TIRTA Finance to Trusty Cars Pte. Ltd (a third party) and recorded a loss of RMB8,306.
[2]	In December 2019, the Group paid RMB361,100 in cash in exchange for a 24.5% equity interest in Hubei Consumption. No impairment existed at December 31, 2023 and December 31, 2024, and there were no observable price changes for the year ended December 31, 2024. Equity income of Hubei Consumption for the years ended December 31, 2022,2023 and 2024 were RMB28,919, RMB30,678, and RMB38,516, respectively.